Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While we do not maintain a separate policy on the timing of equity awards granted to our named executive officers, our longstanding practice has been to consider and approve grants of annual equity awards to our named executive officers at our regularly scheduled February Committee meeting, with the grants effective in March. Going forward, we will only grant equity awards to our directors, including our Chief Executive Officer, after receiving any necessary stockholder approvals, or under an exception. We grant stock options to Board members upon joining the Board in lieu of the annual grant of RSUs. We do not take material nonpublic information into account when determining the timing and terms of awards nor do we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. No named executive officers received grants of stock options in 2025 and we do not currently grant stock options to our named executive officers as part of our annual compensation program, but the Board has done so in the past and may again make such grants in the future.

Award Timing Method
While we do not maintain a separate policy on the timing of equity awards granted to our named executive officers, our longstanding practice has been to consider and approve grants of annual equity awards to our named executive officers at our regularly scheduled February Committee meeting, with the grants effective in March. Going forward, we will only grant equity awards to our directors, including our Chief Executive Officer, after receiving any necessary stockholder approvals, or under an exception. We grant stock options to Board members upon joining the Board in lieu of the annual grant of RSUs. We do not take material nonpublic information into account when determining the timing and terms of awards nor do we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. No named executive officers received grants of stock options in 2025 and we do not currently grant stock options to our named executive officers as part of our annual compensation program, but the Board has done so in the past and may again make such grants in the future.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not take material nonpublic information into account when determining the timing and terms of awards nor do we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false